Provisions (Details) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Disclosure of other provisions [line items]
As of beginning		$ 41,350	$ 33,074
Increases (Note 26)		33,513	25,860
Recovery (Note 29)		(8,509)	(11,829)
Increases		158	206
Used during the year		(10,879)	(8,322)
Incorporation as result of business combination (Note 15)		452	2,361
As of end		56,085	41,350
Non-current		12,258	16,509
Current		43,827	24,841
Total		56,085	41,350
Labor,Legal And Other Claims [Member]
Disclosure of other provisions [line items]
As of beginning		41,144
Increases (Note 26)		33,513
Recovery (Note 29)		(8,509)
Increases
Used during the year		(10,879)
Incorporation as result of business combination (Note 15)		452
As of end		55,721	41,144
Investments in associates [Member]
Disclosure of other provisions [line items]
As of beginning	[1]	206
Increases (Note 26)	[1]
Recovery (Note 29)	[1]
Increases	[1]	158
Used during the year	[1]
Incorporation as result of business combination (Note 15)	[1]
As of end	[1]	$ 364	$ 206

[1]	Corresponds to investments in associates with negative equity.